Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Estimated fair value of Long-term debt (including current maturities)	$ 2,880,757	$ 2,979,266
Gross amount of company's long term debt	2,880,369	2,926,633
Carrying amount of company's long term debt	$ 2,880,369	$ 2,926,633	$ 3,004,532